Investment in material joint ventures - Joint venture carrying amount (Details) - USD ($) $ in Millions	2 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Trivium Packaging B.V.
Joint venture
Group's interest in net assets of joint venture - November 1		$ 412	$ 375
Share of total comprehensive income	$ (42)	(42)	(19)
Exchange		5	34
Carrying amount of interest in joint venture - December 31	$ 375	$ 375	$ 390	$ 375
Trivium Packaging B.V.
Joint venture
Ownership interest	42.00%		42.00%	42.00%